                                      BEA
                         ADVISOR & INSTITUTIONAL SHARES

                       BEA LONG-SHORT MARKET NEUTRAL FUND
                           BEA LONG-SHORT EQUITY FUND

                        SUPPLEMENT DATED AUGUST 7, 1998
                                       TO
                         PROSPECTUS DATED JUNE 24, 1998

            The Board of Directors of The RBB Fund, Inc., on behalf of the Funds listed above (each, an "Existing Fund"), has approved a proposed reorganization (each, a "Reorganization") pursuant to which the assets of each Existing Fund would be acquired by a new fund (each, a "New Fund") organized to accomplish the applicable Reorganization. Each Reorganization will involve an exchange of shares of the New Fund for all or substantially all of the corresponding Existing Fund's assets. These shares would then be distributed to shareholders of each Existing Fund in liquidation of the Existing Fund. Each New Fund will have the same investment objective and substantially similar investment policies as the corresponding Existing Fund.

            THE REORGANIZATION WILL NOT RESULT IN ANY MATERIAL CHANGES TO THE INVESTMENT PHILOSOPHY OR OPERATIONS OF YOUR FUND. IF THE REORGANIZATION PLAN IS APPROVED, NO FURTHER ACTION IS REQUIRED BY SHAREHOLDERS. CUSTOMER SERVICES WILL CONTINUE UNCHANGED.

            Upon completion of each Reorganization, each shareholder of an Existing Fund would become a shareholder of the corresponding New Fund and receive shares of the same class of the New Fund with a value equal to the value of the shareholder's investment in the Existing Fund. No sales charge would be imposed in the transaction, and it will be a condition to the closing of the Reorganization that an opinion of counsel be delivered confirming that no gain or loss for Federal income tax purposes would be recognized by shareholders of the Existing Funds as a result of the Reorganization.

            Each proposed Reorganization is subject to the fulfillment of certain conditions, including the approval of shareholders of each Existing Fund. Proxy materials describing the proposed Reorganizations will be mailed to shareholders of each Existing Fund in anticipation of a special meeting of shareholders to be held on or about September 21, 1998. If approved by shareholders at that time, the Reorganization will occur as soon after the meeting as practicable, expected to be on or about October 23, 1998.

                                      BEA
                                 ADVISOR SHARES

                           INTERNATIONAL EQUITY FUND
                          EMERGING MARKETS EQUITY FUND
                         GLOBAL TELECOMMUNICATIONS FUND
                                HIGH YIELD FUND

                        SUPPLEMENT DATED AUGUST 7, 1998
                                       TO
                       PROSPECTUS DATED DECEMBER 8, 1997

            The Board of Directors of The RBB Fund, Inc., on behalf of the Funds listed above (each, an "Existing Fund"), has approved a proposed reorganization (each, a "Reorganization") pursuant to which the assets of each Existing Fund would be acquired by a new Warburg Pincus fund (each, a "New Fund") organized to accomplish the applicable Reorganization. Each Reorganization will involve an exchange of shares of the New Fund for all or substantially all of the corresponding Existing Fund's assets. These shares would then be distributed to shareholders of each Existing Fund in liquidation of the Existing Fund. Each New Fund will have the same investment objective and substantially similar investment policies as the corresponding Existing Fund.

            THE REORGANIZATION WILL NOT RESULT IN ANY MATERIAL CHANGES TO THE INVESTMENT PHILOSOPHY OR OPERATIONS OF YOUR FUND. IF THE REORGANIZATION PLAN IS APPROVED, NO FURTHER ACTION IS REQUIRED BY SHAREHOLDERS. CUSTOMER SERVICES WILL CONTINUE UNCHANGED.

            Upon completion of each Reorganization, each shareholder of an Existing Fund would become a shareholder of the corresponding New Fund and receive shares of the same class of the New Fund with a value equal to the value of the shareholder's investment in the Existing Fund. No sales charge would be imposed in the transaction, and it will be a condition to the closing of the Reorganization that an opinion of counsel be delivered confirming that no gain or loss for Federal income tax purposes would be recognized by shareholders of the Existing Funds as a result of the Reorganization.

            Each proposed Reorganization is subject to the fulfillment of certain conditions, including the approval of shareholders of each Existing Fund. Proxy materials describing the proposed Reorganizations will be mailed to shareholders of each Existing Fund in anticipation of a special meeting of shareholders to be held on or about September 21, 1998. If approved by shareholders at that time, the Reorganization will occur as soon after the meeting as practicable, expected to be on or about October 2, 1998.

                                      BEA
                              INSTITUTIONAL SHARES

                           INTERNATIONAL EQUITY FUND
                          EMERGING MARKETS EQUITY FUND
                             U.S. CORE EQUITY FUND
                                 BALANCED FUND
                          U.S. CORE FIXED INCOME FUND
                       STRATEGIC GLOBAL FIXED INCOME FUND
                                HIGH YIELD FUND
                              MUNICIPAL BOND FUND
                              SHORT DURATION FUND

                        SUPPLEMENT DATED AUGUST 7, 1998
                                       TO
                       PROSPECTUS DATED DECEMBER 8, 1997

            The Board of Directors of The RBB Fund, Inc., on behalf of the Funds listed above (each, an "Existing Fund"), has approved a proposed reorganization (each, a "Reorganization") pursuant to which the assets of each Existing Fund would be acquired by a new fund (each, a "New Fund") organized to accomplish the applicable Reorganization. Each Reorganization will involve an exchange of shares of the New Fund for all or substantially all of the corresponding Existing Fund's assets. These shares would then be distributed to shareholders of each Existing Fund in liquidation of the Existing Fund. Each New Fund will have the same investment objective and substantially similar investment policies as the corresponding Existing Fund.

            THE REORGANIZATION WILL NOT RESULT IN ANY MATERIAL CHANGES TO THE INVESTMENT PHILOSOPHY OR OPERATIONS OF YOUR FUND. IF THE REORGANIZATION PLAN IS APPROVED, NO FURTHER ACTION IS REQUIRED BY SHAREHOLDERS. CUSTOMER SERVICES WILL CONTINUE UNCHANGED.

            Upon completion of each Reorganization, each shareholder of an Existing Fund would become a shareholder of the corresponding New Fund and receive shares of the same class of the New Fund with a value equal to the value of the shareholder's investment in the Existing Fund. No sales charge would be imposed in the transaction, and it will be a condition to the closing of the Reorganization that an opinion of counsel be delivered confirming that no gain or loss for Federal income tax purposes would be recognized by shareholders of the Existing Funds as a result of the Reorganization.

            Each proposed Reorganization is subject to the fulfillment of certain conditions, including the approval of shareholders of each Existing Fund. Proxy materials describing the proposed Reorganizations will be mailed to shareholders of each Existing Fund in anticipation of a special meeting of shareholders to be held on or about September 21, 1998. If approved by shareholders at that time, the Reorganization will occur as soon after the meeting as practicable, expected to be on or about October 2, 1998.

                                      BEA
                         ADVISOR & INSTITUTIONAL SHARES

                     BEA SELECT ECONOMIC VALUE EQUITY FUND

                        SUPPLEMENT DATED AUGUST 7, 1998
                                       TO
                         PROSPECTUS DATED JULY 13, 1998

            The Board of Directors of The RBB Fund, Inc., on behalf of the Fund (the "Existing Fund"), has approved a proposed reorganization (the "Reorganization") pursuant to which the assets of the Existing Fund would be acquired by a new fund (the "New Fund") organized to accomplish the Reorganization. The Reorganization will involve an exchange of shares of the New Fund for all or substantially all of the Existing Fund's assets. These shares would then be distributed to shareholders of the Existing Fund in liquidation of the Existing Fund. The New Fund will have the same investment objective and substantially similar investment policies as the Existing Fund.

            THE REORGANIZATION WILL NOT RESULT IN ANY MATERIAL CHANGES TO THE INVESTMENT PHILOSOPHY OR OPERATIONS OF YOUR FUND. IF THE REORGANIZATION PLAN IS APPROVED, NO FURTHER ACTION IS REQUIRED BY SHAREHOLDERS. CUSTOMER SERVICES WILL CONTINUE UNCHANGED.

            Upon completion of the Reorganization, each shareholder of the Existing Fund would become a shareholder of the New Fund and receive shares of the same class of the New Fund with a value equal to the value of the shareholder's investment in the Existing Fund. No sales charge would be imposed in the transaction, and it will be a condition to the closing of the Reorganization that an opinion of counsel be delivered confirming that no gain or loss for Federal income tax purposes would be recognized by shareholders of the Existing Fund as a result of the Reorganization.

            The proposed Reorganization is subject to the fulfillment of certain conditions, including the approval of shareholders of the Existing Fund. Proxy materials describing the proposed Reorganization will be mailed to shareholders of the Existing Fund in anticipation of a special meeting of shareholders to be held on or about September 21, 1998. If approved by shareholders at that time, the Reorganization will occur as soon after the meeting as practicable, expected to be on or about October 2, 1998.